RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS ASC 326 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable, Allowance	$ 132,977	$ 131,992	$ 175,679	$ 57,650
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method		17	61,505
Off-Balance Sheet, Credit Loss, Liability, Change in Method, Credit Loss Expense (Reversal)	12,200
Commercial & Industrial
Loans and Leases Receivable, Allowance	42,313	44,052	51,454	18,584
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		9,901
Lease financing
Loans and Leases Receivable, Allowance	3,571	1,633	995	971
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	17		118
Construction real estate
Loans and Leases Receivable, Allowance	13,527	11,874	21,736	2,381
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		11,579
Commercial real estate
Loans and Leases Receivable, Allowance	41,106	53,420	76,795	23,579
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		24,118
Residential real estate
Loans and Leases Receivable, Allowance	12,684	6,225	8,560	5,299
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		5,490
Home equity
Loans and Leases Receivable, Allowance	12,447	9,643	11,869	4,787
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		8,430
Installment
Loans and Leases Receivable, Allowance	4,945	1,097	1,215	392
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		801
Credit card
Loans and Leases Receivable, Allowance	2,384	$ 4,048	3,055	$ 1,657
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 0		$ 1,068